CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Treasury stock purchases	Preferred shares Angle preferred shares	Additional paid in capital	Statutory Reserves	Accumulated other comprehensive income (loss)	Accumulated deficit	Non controlling interests	Redeemable non-controlling interest of sponsored fund
Beginning balance at Dec. 31, 2018	$ (25,877,957)	$ 2,166	$ 3,376		$ 4,197	$ 42,520,332		$ (544,988)	$ (66,391,306)	$ (1,471,734)	$ 2,204,940
Beginning balance (in shares) at Dec. 31, 2018		216,546,541	337,611,722		419,736,104
Changes in equity
Issuance of Class A ordinary shares upon initial public offering, net of offering costs of US$3,462,099	114,765,901	$ 2,373				114,763,528
Issuance of Class A ordinary shares upon initial public offering, net of offering costs of US$3,462,099 (in shares)		237,375,000
Conversion of convertible preferred shares to Class A ordinary shares upon initial public offering	122,700,922	$ 12,295			$ (4,197)	122,692,824
Conversion of convertible preferred shares to Class A ordinary shares upon initial public offering (in shares)		1,229,518,986			(419,736,104)
Issuance of Class A ordinary shares in relation to the acquisition of TradeUp Securities Inc(US)	3,000,000	$ 85				2,999,915
Issuance of Class A ordinary shares in relation to the acquisition of TradeUp Securities Inc(US) (in shares)		8,508,390
Issuance of Class A ordinary shares upon settlement of share-based awards	201,010	$ 853				200,157
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		85,269,532
Share-based compensation	4,062,600					4,062,600
Provision of statutory reserve							$ 724,008		(724,008)
Foreign currency translation adjustment	(321,433)							(321,433)
Acquisition of additional equity interest from non-controlling shareholders						(1,471,734)				$ 1,471,734
Investment in sponsored fund from non-controlling shareholders											239,609
Net income (loss)	(6,589,431)								(6,589,431)		639,573
Ending balance at Dec. 31, 2019	211,941,612	$ 17,772	$ 3,376			285,767,622	724,008	(866,421)	(73,704,745)		3,084,122
Ending balance (in shares) at Dec. 31, 2019		1,777,218,449	337,611,722
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards	5,317	$ 172				5,145
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		17,138,985
Share-based compensation	6,054,612					6,054,612
Treasury stock purchases (in shares)				10,429,305
Treasury stock purchases	(2,172,819)			$ (2,172,819)
Provision of statutory reserve							1,939,543		(1,939,543)
Foreign currency translation adjustment	3,752,464							3,752,464
Investment in sponsored fund from non-controlling shareholders											4,251,549
Unrealized gain on available-for-sale securities	41,149							41,149
Disposal of sponsored fund from non-controlling shareholders											(10,450,123)
Net income (loss)	16,064,793								16,064,793		$ 3,114,452
Ending balance at Dec. 31, 2020	235,687,128	$ 17,944	$ 3,376	$ (2,172,819)		291,827,379	2,663,551	2,927,192	(59,579,495)
Ending balance (in shares) at Dec. 31, 2020		1,794,357,434	337,611,722	10,429,305
Changes in equity
Class B ordinary shares converted into Class A ordinary shares		$ 1,155	$ (1,155)
Class B ordinary shares converted into Class A ordinary shares (in shares)		115,500,000	(115,500,000)
Issuance of ordinary shares upon follow-on public offering	175,421,594	$ 1,121				175,420,473
Issuance of ordinary shares upon follow-on public offering (in shares)		112,125,000
Issuance of Class A ordinary shares upon settlement of share-based awards	549,984	$ 379				549,605
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		38,004,705
Share-based compensation	13,370,377					13,370,377
Provision of statutory reserve							899,337		(899,337)
Foreign currency translation adjustment	1,839,022							1,839,022
Unrealized gain on available-for-sale securities	1,899,605							1,899,605
Equity component of convertible bonds	3,167,457					3,167,457
Net income (loss)	14,690,701								14,690,701
Ending balance at Dec. 31, 2021	$ 446,625,868	$ 20,599	$ 2,221	$ (2,172,819)		$ 484,335,291	$ 3,562,888	$ 6,665,819	$ (45,788,131)
Ending balance (in shares) at Dec. 31, 2021		2,059,987,139	222,111,722	10,429,305